Loans and Advances to Banks - Summary of Loans and Advances to Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Loans and advances to banks [Abstract]
Loans and advances to banks	£ 2,410	£ 3,463